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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.


--------------------------------------------------------------------------------
1.    Name and address of issuer:
      Wells Fargo Funds Trust
      111 Center Street
      Little Rock, AR 72201
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                              [ ]

      (Inserted attached list)

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:  811-09253


      Securities Act File Number:  333-74295

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                             9/30/03

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during      $ 3,660,748,780
             the fiscal year pursuant to section 24(f):          ---------------

     (ii)    Aggregate price of securities redeemed            $ 3,195,560,284
             or repurchased during the fiscal year:            ---------------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $  0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add Items       -$3,195,560,284
             5(ii) and 5(iii):                                     -------------

     (v)     Net sales -- if Item 5(i) is greater than              $465,188,496
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:        -----------
     -------------------------------------------------------------------

     (vi)    Redemption credits available for use in future    $ ( 0 )
             years -- if Item 5(i) is less than Item 5(iv)     --------
             [subtract Item 5(iv) from Item 5(i)]:
     -------------------------------------------------------------------

     (vii)   Multiplier for determining registration fee (See        x .00008090
             Instruction C.9):                                        ----------

     (viii)  Registration fee due [multiply Item 5(v) by Item        =$37,663.75
             5(vii)] (enter "0" if no fee is due);                     =========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.

--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $     37,633.75
                                                             ===============

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ STACI DE ANGELO
                           ---------------------------------------------------
                           Vice President
                           ---------------------------------------------------

Date  12/23/03
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

Wells Fargo Funds Trust

Investment Company Act File Number 811-09253
Securities Act File Number 333-74295
CCC# QCV6NRC#     CIK # 0001081400
Rule 24f-2 - September 30, 2003 - multiplier                  0.000081


                                                                                    (c)            (d)**          (c)
                                                                                 Aggregate      Aggregate     Aggregate
                                       (a)            (a)           (b)         Sales Price     Redemption   Sales Price
                                    Aggregate      Aggregate                   of Portfolio      Price of    of Portfolio
                                   Sales Price    Sales Price                   Securities      Portfolio     Securities
                                     of Gross      of Gross      Aggregate       Sold in        Securities     on which
                                    Portfolio      Portfolio      Price of     Reliance upon     Redeemed     Fee will be
                                    Securities    Securities      of 24e-2      Rule 24f-2        During       Based (c)
Name of Portfolio                      Sold       Reinvested     Securities    (a) Minus (b)    Fiscal Year    Minus (d)     Fee Due
                                                                                                                             -------

                            Wells Fargo Funds Trust

                     (TO BE LISTED ON LINE 2 OF FORM 24f-2)

LIST OF SERIES OR CLASS OF FUNDS FOR WHICH THE NOTICE IS FILED:

Diversified Equity Class A

Diversified Equity Class B

Diversified Equity Class C

Diversified Equity Institutional Class

Diversified Small Cap Class A

Diversified Small Cap Class B

Diversified Small Cap Institutional Class

Equity Income Class A

Equity Income Class B

Equity Income Class C

Equity Income Institutional Class

Equity Index Class A

Equity Index Class B

Equity Index Class 0

Equity Value Class A

Wells Fargo Funds Trust

Investment Company Act File Number 811-09253
Securities Act File Number 333-74295
CCC# QCV6NRC#     CIK # 0001081400
Rule 24f-2 - September 30, 2003 - multiplier                  0.000081


                                                                                    (c)            (d)**          (c)
                                                                                 Aggregate      Aggregate      Aggregate
                                       (a)            (a)           (b)         Sales Price     Redemption    Sales Price
                                    Aggregate      Aggregate                   of Portfolio      Price of    of Portfolio
                                   Sales Price    Sales Price                   Securities      Portfolio     Securities
                                     of Gross      of Gross      Aggregate       Sold in        Securities   on which Fee
                                    Portfolio      Portfolio      Price of     Reliance upon     Redeemed      will be
                                    Securities    Securities      of 24e-2      Rule 24f-2        During       Based (c)
Name of Portfolio                      Sold       Reinvested     Securities    (a) Minus (b)    Fiscal Year    Minus (d)    Fee Due


Equity Value Class B

Equity Value Class C

Equity Value Institutional Class

Growth Fund Class A

Growth Fund Class B

Growth Fund Institutional Class

Growth Equity Class A

Growth Equity Class B

Growth Equity Class C

Growth Equity Institutional Class

Index Fund Institutional Class

International Equity Fund Class A

International Equity Fund Class B

International Equity Fund Class C

International Equity Fund Institutional Class

Large Cap Appreciation Fund Class A

Large Cap Appreciation Fund Class B

Large Cap Appreciation Fund Class C

Large Cap Appreciation Fund Institutional Class

Large Company Growth Fund Class A

Large Company Growth Fund Class B

Large Company Growth Fund Class C

Large Company Growth Fund Institutional Class

Montgomery Emerging Markets Focus Class A

Investment Company Act File Number 811-09253
Securities Act File Number 333-74295
CCC# QCV6NRC#     CIK # 0001081400
Rule 24f-2 - September 30, 2003 - multiplier                  0.000081


                                                                                    (c)            (d)**          (c)
                                                                                 Aggregate      Aggregate     Aggregate
                                       (a)            (a)           (b)         Sales Price     Redemption   Sales Price
                                    Aggregate      Aggregate                   of Portfolio      Price of    of Portfolio
                                   Sales Price    Sales Price                   Securities      Portfolio     Securities
                                     of Gross      of Gross      Aggregate       Sold in        Securities    on which
                                    Portfolio      Portfolio      Price of     Reliance upon     Redeemed    Fee will be
                                    Securities    Securities      of 24e-2      Rule 24f-2        During      Based (c)
Name of Portfolio                      Sold       Reinvested     Securities    (a) Minus (b)    Fiscal Year    Minus (d)   Fee Due


Montgomery Emerging Markets Focus Class B

Montgomery Emerging Markets Focus Class C

Montgomery Emerging Markets Focus Institutional

Montgomery Institutional Emerging Markets Select Class

Montgomery Mid Cap Growth Class A

Montgomery Mid Cap Growth Class B

Montgomery Mid Cap Growth Class C

Montgomery Small Cap Class A

Montgomery Small Cap Class B

Montgomery Small Cap Class C

Montgomery Small Cap Institutional Class

SIFE Specialized Financial Services Class A

SIFE Specialized Financial Services Class B

SIFE Specialized Financial Services Class C

Wells Fargo Funds Trust

Investment Company Act File Number 811-09253
Securities Act File Number 333-74295
CCC# QCV6NRC#     CIK # 0001081400
Rule 24f-2 - September 30, 2003 - multiplier                  0.000081


                                                                                    (c)            (d)**          (c)
                                                                                 Aggregate      Aggregate     Aggregate
                                       (a)            (a)           (b)         Sales Price     Redemption   Sales Price
                                    Aggregate      Aggregate                   of Portfolio      Price of    of Portfolio
                                   Sales Price    Sales Price                   Securities      Portfolio     Securities
                                     of Gross      of Gross      Aggregate       Sold in        Securities    on which
                                    Portfolio      Portfolio      Price of     Reliance upon     Redeemed    Fee will be
                                    Securities    Securities      of 24e-2      Rule 24f-2        During      Based (c)
     Name of Portfolio                Sold        Reinvested     Securities    (a) Minus (b)    Fiscal Year    Minus (d)   Fee Due

Small Cap Growth Class A
Small Cap Growth Class B
Small Cap Growth Class C
Small Cap Growth Institutional Class
Small Cap Opportunities Institutional Class
Small Company Growth Institutional Class
Small Company Value Class A
Small Company Value Class B
Small Company Value Class C
Small Company Value Institutional Class
Specialized Health Sciences Class A
Specialized Health Sciences Class B
Specialized Health Sciences Class C
Specialized Technology Class A
Specialized Technology Class B
Specialized Technology Class C
Asset Allocation Class A
Asset Allocation Class B
Asset Allocation Class C
Asset Allocation Institutional Class
Growth Balanced Class A
Growth Balanced Class B
Growth Balanced Class C
Growth Balanced Institutional Class

Wells Fargo Funds Trust

Investment Company Act File Number 811-09253
Securities Act File Number 333-74295
CCC# QCV6NRC#     CIK # 0001081400
Rule 24f-2 - September 30, 2003 - multiplier                  0.000081


                                                                                    (c)            (d)**           (c)
                                                                                 Aggregate      Aggregate       Aggregate
                                       (a)            (a)           (b)         Sales Price     Redemption     Sales Price
                                    Aggregate      Aggregate                   of Portfolio      Price of     of Portfolio
                                   Sales Price    Sales Price                   Securities      Portfolio      Securities
                                     of Gross      of Gross      Aggregate       Sold in        Securities    on which Fee
                                    Portfolio      Portfolio      Price of     Reliance upon     Redeemed       will be
                                    Securities    Securities      of 24e-2      Rule 24f-2        During        Based (c)
     Name of Portfolio                Sold        Reinvested     Securities    (a) Minus (b)    Fiscal Year     Minus (d)    Fee Due

Index Allocation Class A
Index Allocation Class B
Index Allocation Class C
Moderate Balanced
 Institutional Class
Strategic Growth Allocation
 Institutional Class
Strategic Income
 Institutional Class